DEPOSITS - Schedule of Provision for Loss of Maintenance Reserves (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Breakdown of Security [Roll Forward]
Balances at the beginning of the year	R$ (238,088)	R$ (278,352)
Additions	(1,122,244)	(74,324)
Reversals	538,145	149,873
Utilization	77,036	37,600
Provision movement	(507,063)	113,149
Foreign currency exchange	19,560	(72,885)
Balances at the end of the year	R$ (725,591)	R$ (238,088)